Share-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
Share‑based compensation
The Company operates the Realm Therapeutics 2016 Executive Omnibus Incentive Plan (the Plan), an equity compensation plan under which a variety of equity instruments can be issued to employees. As of December 31, 2018, there were 1,587,448 shares available for future issuance under the Plan.
The amount and terms of grants are determined by the Company’s board of directors. The term of the options may be up to 10 years, and options are exercisable in cash or as otherwise determined by the board of directors. Generally, options vest annually over a three year period or, for certain key executives, vest upon the achievement of performance conditions measured over a three year period.
All options granted have exercise prices equal to the fair value of the underlying ordinary shares on the date of the grant.
The Company recorded share‑based compensation expense in the following expense categories of its consolidated statements of operations for the years ended December 31, 2018 and 2017 (in thousands):

	Years Ended December 31,
	2018	2017
Research and development	$146	$209
General and administrative	124	246
	$270	$455

The fair value of options is estimated using the Black‑Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk‑free interest rate and dividend yield. The fair value of each grant of options during the year ended December 31, 2018 and 2017 was determined using the methods and assumptions discussed below.

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The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of nonemployee options is equal to the contractual term.

•	The expected volatility is based on historical volatility of the Company’s ordinary shares commensurate with the expected term assumption.

•	The risk‑free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•	The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.
For the years ended December 31, 2018 and 2017, the grant date fair value of all option grants was estimated at the time of grant using the Black‑Scholes option‑pricing model using the following weighted average assumptions:

	Years Ended December 31,
	2018	2017
Expected term (in years)	6.0	3.7
Expected volatility	44.4%	33.2%
Risk-free rate	2.8%	1.8%
Dividend yield	—	—

The per share weighted average fair value of the options granted during the years ended December 31, 2018 and 2017 was estimated at $0.20 and $0.15 per share, respectively. The following table summarizes the activity related to stock option grants to employees and nonemployees for the years ended December 31, 2018 and 2017:

	Number of Shares under Option Plan	Weighted-Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at January 1, 2017	4,250,668	$0.46
Granted	2,531,000	0.51
Anti-dilution adjustment to number of options	5,087,728	0.42
Expired	(326,196)	1.21
Forfeited	(125,025)	0.40
Outstanding at December 31, 2017	11,418,175	0.45
Granted	90,000	0.55
Expired	(544,765)	1.00
Forfeited	(894,666)	0.41
Outstanding at December 31, 2018	10,068,744	$0.40	3.51
Exercisable at December 31, 2018	6,652,354	$0.39	2.85
Vested and expected to vest at December 31, 2018	10,068,744	$0.40	3.51

As of December 31, 2018, there was $0.1 million in unrecognized compensation cost that is expected to be recognized over an estimated weighted‑average amortization period of 1.2 year. All options outstanding or exercisable as of December 31, 2018 had exercise prices in excess of the closing stock price reported on the last day for the year ending December 31, 2018.